Discontinued Operations - Effect on Statements of Operations of Discontinued Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock-based compensation expense		$ 43	$ 43	$ 71
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			678	725
Operating expenses			748	506
Pre-tax income/(loss) from operations			4,110	219
Income/(loss), net of income taxes			3,380	155
Discontinued Operations [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock-based compensation expense			264	29
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations			4,180	0
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			678	725
Operating expenses	[1]		748	499
Pre-tax income/(loss) from operations			4,110	226
Income/(loss), net of income taxes			3,380	162
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Showboat Atlantic City [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating expenses			0	6
Pre-tax income/(loss) from operations			0	(6)
Income/(loss), net of income taxes			0	(6)
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Operations [Member] | Disposal Group Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating expenses			0	1
Pre-tax income/(loss) from operations			0	(1)
Income/(loss), net of income taxes			$ 0	$ (1)

[1]	Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million and $29 million, respectively, for the years ended December 31, 2016 and 2015